Baird Municipal Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	$110,000	$114,162
Black Belt Energy Gas District:
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	45,000	44,579
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	500,000	514,507
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	93,295
Lower Alabama Gas District,
4.000%, 12/01/2050 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	175,000	172,663
Southeast Energy Authority A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	250,000	250,186
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	100,000	94,101
Wilcox County Board of Education,
4.000%, 03/01/2031 (Callable 09/01/2025)(Insured by AGM)	125,000	125,997
Total Alabama (Cost $1,503,438)		1,409,490	2.6%

Alaska
CIVIC Ventures,
5.000%, 09/01/2027 (Callable 09/01/2025)	200,000	201,810
Total Alaska (Cost $209,884)		201,810	0.4%

Arizona
Arizona Industrial Development Authority:
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	100,000	91,347
4.000%, 07/01/2032 (Callable 01/01/2028)(Insured by SD CRED PROG)	100,000	94,868
City of Tucson AZ,
3.500%, 07/01/2031 (Callable 07/01/2024)	100,000	99,008
Glendale Industrial Development Authority,
2.125%, 07/01/2033 (Callable 07/01/2029)	250,000	184,601
Glendale Municipal Property Corp.,
4.000%, 07/01/2038 (Callable 01/01/2023)	180,000	170,763
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	23,798
Total Arizona (Cost $765,243)		664,385	1.2%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	153,586
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	250,000	213,934
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	130,000	131,172
Total Arkansas (Cost $545,816)		498,692	0.9%

California
Brea Redevelopment Agency,
0.000%, 08/01/2036 (Callable 08/01/2027) (5)	95,000	95,552
California Community College Financing Authority,
5.750%, 07/01/2060 (Callable 07/01/2032) (3)	350,000	308,334
California Public Finance Authority,
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	75,000	65,169
California Statewide Communities Development Authority,
4.000%, 04/01/2036 (Callable 04/01/2030)	500,000	458,831
City & County of San Francisco CA,
4.000%, 06/15/2039 (Callable 06/15/2028)	500,000	486,012
City of Los Angeles Department of Airports,
5.000%, 05/15/2033 (Callable 05/15/2029)	500,000	516,873
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
3.000%, 12/01/2031 (Callable 06/01/2026)	100,000	92,261
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (5)	115,000	126,720
Golden Valley Unified School District,
0.000%, 08/01/2028 (Insured by NATL)	75,000	59,265
Hawthorne School District,
5.200%, 08/01/2042 (Callable 08/01/2027)(Insured by AGM) (5)	250,000	263,151
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)	130,000	127,089
Los Angeles County Schools Regionalized Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)	235,000	174,676
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	112,978
0.000%, 08/01/2030	360,000	240,740
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	125,000	116,400
Newport Mesa Unified School District,
6.300%, 08/01/2042 (Callable 08/01/2031) (5)	35,000	41,192
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)	50,000	60,652
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)	145,000	149,508
Saugus Union School District Financing Authority,
4.000%, 09/01/2049 (Callable 09/01/2027)(Insured by BAM)	100,000	89,174
Solano County Community College District,
0.000%, 08/01/2030 (Callable 08/01/2025) (5)	150,000	149,323
Total California (Cost $4,014,617)		3,733,900	6.8%

Colorado
City & County of Denver CO,
5.000%, 08/01/2041 (Callable 08/01/2026)	365,000	378,093
Colorado Educational & Cultural Facilities Authority:
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	85,365
5.000%, 12/01/2038 (Callable 12/01/2028)	75,000	76,481
Colorado Water Resources & Power Development Authority,
5.000%, 09/01/2044 (Callable 09/01/2024)(Insured by BAM)	200,000	203,510
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	100,000	74,913
Grand River Hospital District,
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	75,000	78,948
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	200,000	165,479
State of Colorado,
4.000%, 12/15/2036 (Callable 12/15/2031)	415,000	391,492
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	26,539
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	175,000	124,107
Total Colorado (Cost $1,747,012)		1,604,927	2.9%

Connecticut
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/2051 (Callable 07/01/2031)	250,000	210,583
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Pre-refunded to 11/15/2026)	150,000	147,699
State of Connecticut,
3.625%, 11/15/2033 (Callable 11/15/2025)	200,000	188,091
Town of Stratford CT,
4.000%, 05/15/2038 (Callable 05/15/2030)(Insured by BAM)	400,000	368,817
Total Connecticut (Cost $1,000,870)		915,190	1.7%

District of Columbia
Metropolitan Washington Airports Authority,
0.000%, 10/01/2028 (Insured by AGC)	180,000	140,687
Total District of Columbia (Cost $165,777)		140,687	0.2%

Florida
Brevard County Health Facilities Authority,
5.000%, 04/01/2052 (Callable 04/01/2032)	750,000	738,198
City of Panama City Beach FL,
4.000%, 11/01/2044 (Callable 11/01/2030)	200,000	175,685
Florida Department of Management Services,
3.000%, 11/01/2035 (Callable 11/01/2031)	350,000	289,196
Florida Development Finance Corp.:
5.250%, 06/15/2029 (Callable 06/15/2027) (3)	200,000	191,702
5.000%, 08/15/2032 (3)	455,000	427,916
4.000%, 07/01/2051 (Callable 07/01/2031) (3)	100,000	73,514
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	45,000	44,626
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	146,697
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	203,322
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	200,349
School Board of Miami-Dade County,
5.000%, 02/01/2028 (Callable 02/01/2026)	500,000	523,335
Tender Option Bond Trust,
3.060%, 06/15/2062 (1)(3)	100,000	100,000
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	49,455
Total Florida (Cost $3,379,971)		3,163,995	5.7%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	200,000	193,562
Burke County Development Authority,
2.200%, 10/01/2032 (Callable 11/19/2026)	250,000	223,561
Development Authority of Cobb County,
5.000%, 06/01/2049 (Callable 06/01/2027)	245,000	253,010
Private Colleges & Universities Authority,
4.000%, 06/01/2045 (Callable 06/01/2031)	325,000	271,245
Total Georgia (Cost $1,079,448)		941,378	1.7%

Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)	60,000	62,354
Chicago Midway International Airport,
5.000%, 01/01/2029 (Callable 01/01/2026)	365,000	373,985
Chicago O'Hare International Airport,
5.500%, 01/01/2055 (Callable 01/01/2032) (6)	250,000	254,806
City of Chicago IL:
0.000%, 01/01/2027 (Insured by NATL)	100,000	82,783
5.250%, 01/01/2028 (Callable 01/01/2024)	270,000	271,039
0.000%, 01/01/2033 (Insured by NATL)	175,000	105,731
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	75,636
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	146,075
Hoffman Estates Park District,
4.000%, 12/01/2044 (Callable 12/01/2024)	200,000	181,681
Illinois Finance Authority:
4.125%, 11/15/2037 (Callable 11/15/2025)	60,000	56,169
6.000%, 10/01/2048 (Callable 10/01/2022)	100,000	100,000
Illinois Housing Development Authority,
2.470%, 04/01/2045 (Callable 10/03/2022)(Optional Put Date 10/07/2022)(Insured by GNMA) (1)	400,000	400,000
Illinois State Toll Highway Authority:
5.000%, 01/01/2039 (Callable 01/01/2025)	500,000	508,494
5.000%, 01/01/2045 (Callable 01/01/2031)	515,000	526,775
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	100,000	100,190
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2028 (Insured by AGM)	280,000	228,325
Macon County School District No. 61,
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)	250,000	261,471
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)	100,000	73,633
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)	500,000	550,208
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	200,000	167,631
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	100,000	100,392
Will County Community High School District No. 210:
0.000%, 01/01/2027	95,000	79,630
5.000%, 01/01/2031 (Callable 01/01/2023)	300,000	301,005
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	95,501
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)	210,000	211,052
Total Illinois (Cost $5,581,833)		5,314,566	9.7%

Indiana
Indiana Finance Authority:
2.500%, 11/01/2030	100,000	84,549
4.000%, 10/01/2052 (Callable 04/01/2032)	250,000	220,741
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	99,937
St. Joseph County Airport Authority,
0.010%, 07/01/2028 (Insured by BAM)	155,000	119,926
Total Indiana (Cost $568,718)		525,153	0.9%

Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	98,270
Iowa Higher Education Loan Authority,
5.375%, 10/01/2052 (Callable 10/01/2030)	500,000	498,609
Total Iowa (Cost $609,876)		596,879	1.1%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)	100,000	99,215
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	150,000	118,477
Total Kansas (Cost $234,034)		217,692	0.4%

Kentucky
City of Henderson KY,
3.700%, 01/01/2032 (3)	200,000	185,847
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)	90,000	72,763
4.000%, 07/01/2031 (Callable 07/01/2025)	100,000	92,745
5.000%, 01/01/2045 (Callable 07/01/2025)	200,000	187,416
Kentucky Public Energy Authority,
3.226%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	50,000	48,789
Total Kentucky (Cost $650,094)		587,560	1.1%

Louisiana
St. Tammany Parish Hospital Service District No. 1,
5.000%, 07/01/2035 (Callable 07/01/2028)	300,000	306,624
Total Louisiana (Cost $327,817)		306,624	0.5%

Maryland
Maryland Community Development Administration,
4.700%, 03/01/2046 (Callable 03/01/2031)(Insured by GNMA)	400,000	366,940
Maryland Health & Higher Educational Facilities Authority,
5.000%, 01/01/2030	100,000	103,498
Total Maryland (Cost $517,416)		470,438	0.9%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	60,000	60,000
5.000%, 10/01/2024	150,000	150,591
5.000%, 07/15/2025 (3)	50,000	50,813
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	400,000	311,926
Total Massachusetts (Cost $670,425)		573,330	1.0%

Michigan
Flint Hospital Building Authority,
5.000%, 07/01/2023	20,000	20,129
Grand Valley State University:
4.000%, 12/01/2029 (Callable 06/01/2026)	500,000	497,245
3.500%, 12/01/2031 (Callable 12/01/2024)	125,000	121,942
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	300,524
Michigan Strategic Fund,
5.000%, 12/31/2028	120,000	121,285
Total Michigan (Cost $1,099,918)		1,061,125	1.9%

Minnesota
Housing & Redevelopment Authority of The City of St. Paul,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	149,088
Minnesota Higher Education Facilities Authority,
4.000%, 10/01/2040 (Callable 10/01/2030)	105,000	94,402
Minnesota Housing Finance Agency,
4.250%, 01/01/2049 (Callable 01/01/2028)(Insured by GNMA)	200,000	198,564
Roseville Independent School District No. 623,
4.000%, 04/01/2032 (Callable 04/01/2030)	200,000	195,262
Total Minnesota (Cost $698,427)		637,316	1.2%

Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	102,296
County of Lafayette MS,
4.000%, 06/01/2028 (Callable 06/01/2027)	135,000	131,585
Mississippi Development Bank,
5.250%, 03/01/2045 (Callable 03/01/2028)	150,000	152,806
State of Mississippi,
5.000%, 10/15/2029 (Callable 10/15/2025)	120,000	124,299
Total Mississippi (Cost $567,195)		510,986	0.9%

Missouri
City of Kansas City MO:
0.000%, 02/01/2028	210,000	167,881
0.000%, 02/01/2029	100,000	76,460
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 08/01/2025	150,000	147,167
5.000%, 11/15/2033 (Callable 11/15/2030)	360,000	374,912
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	105,000	105,247
3.875%, 10/01/2035 (Callable 10/01/2029)	160,000	126,786
Total Missouri (Cost $1,080,863)		998,453	1.8%

Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	100,000	95,638
Total Nebraska (Cost $100,000)		95,638	0.2%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	50,000	48,091
Henderson Public Improvement Trust,
4.000%, 01/01/2026 (Pre-refunded to 07/01/2024)	200,000	202,079
Total Nevada (Cost $251,124)		250,170	0.4%

New Hampshire
New Hampshire Business Finance Authority,
4.375%, 09/20/2036	498,466	453,871
New Hampshire Health and Education Facilities Authority,
5.000%, 08/01/2040 (Callable 02/01/2028)	300,000	299,380
Total New Hampshire (Cost $793,873)		753,251	1.4%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	85,000	84,614
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 10/31/2022)(Insured by AGC)	20,000	20,012
Emerson Board of Education,
3.250%, 09/01/2031 (Callable 09/01/2026)	105,000	98,591
New Jersey Economic Development Authority,
5.250%, 07/01/2026 (Insured by NATL)	500,000	524,916
New Jersey Housing & Mortgage Finance Agency,
5.000%, 10/01/2063 (Insured by HUD)	500,000	456,181
South Jersey Transportation Authority,
5.250%, 11/01/2052 (Callable 11/01/2032)(Insured by BAM)	500,000	520,475
Total New Jersey (Cost $1,791,856)		1,704,789	3.1%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	79,776
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025) (1)	400,000	396,864
Brookhaven Local Development Corp.,
1.625%, 11/01/2025	275,000	252,601
City of New York NY,
4.000%, 09/01/2046 (Callable 09/01/2032)	250,000	223,767
Huntington Local Development Corp.,
4.000%, 07/01/2027	250,000	238,530
Metropolitan Transportation Authority,
2.656%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	25,000	24,981
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)(Insured by ST AID)	110,000	94,929
Mount Vernon City School District,
4.000%, 12/01/2028 (Callable 12/01/2027)(Insured by ST AID)	430,000	444,313
New York City Housing Development Corp.,
3.000%, 02/15/2048 (Callable 05/15/2024)	500,000	489,928
New York City Industrial Development Agency,
9.133%, 03/01/2025 (CPI YOY + 0.870%)(Insured by FGIC) (2)	100,000	100,568
New York City Transitional Finance Authority:
4.000%, 11/01/2038 (Callable 05/01/2029)	325,000	307,016
4.000%, 07/15/2040 (Callable 07/15/2029)(Insured by ST AID)	150,000	139,967
New York State Dormitory Authority:
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	250,000	239,060
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	257,116
New York State Urban Development Corp.:
4.000%, 03/15/2042 (Callable 09/15/2030)	500,000	453,357
5.000%, 03/15/2047 (Callable 09/15/2030)	200,000	205,307
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	100,229
Schenectady County Capital Resource Corp.,
5.250%, 07/01/2052 (Callable 07/01/2032)	350,000	360,089
Town of Ramapo NY,
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	43,262
Triborough Bridge & Tunnel Authority,
4.500%, 05/15/2047 (Callable 11/15/2032)	500,000	481,443
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	150,000	137,583
Total New York (Cost $5,430,887)		5,070,686	9.2%

North Carolina
Greater Asheville Regional Airport Authority:
5.250%, 07/01/2038 (Callable 07/01/2032)(Insured by AGM)	350,000	364,699
5.500%, 07/01/2047 (Callable 07/01/2032)(Insured by AGM)	500,000	515,271
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	250,000	235,035
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	46,498
Total North Carolina (Cost $1,240,420)		1,161,503	2.1%

North Dakota
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	163,696
Jamestown Park District,
4.000%, 07/01/2031 (Callable 07/01/2024)	100,000	98,705
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 10/17/2022)	50,000	48,473
Total North Dakota (Cost $356,573)		310,874	0.6%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2031 (Callable 11/15/2030)	100,000	103,599
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2028	250,000	266,357
5.500%, 08/01/2052 (Callable 08/01/2032)	350,000	361,404
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	82,136
Ohio Air Quality Development Authority,
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)	500,000	490,187
Ohio Higher Educational Facility Commission,
6.510%, 12/01/2023 (CPI YOY + 1.120%)(Insured by FGIC) (2)	170,000	170,587
Ohio Housing Finance Agency:
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)	850,000	736,279
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	55,000	53,561
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031) (5)	90,000	97,593
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 10/31/2022)	100,000	99,042
5.000%, 04/01/2030	125,000	133,341
Village of Bluffton OH,
4.000%, 12/01/2032 (Callable 12/01/2027)	200,000	190,125
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	100,000	72,452
Total Ohio (Cost $3,094,787)		2,856,663	5.2%

Oklahoma
Norman Regional Hospital Authority:
5.000%, 09/01/2037 (Callable 09/01/2026)	250,000	246,110
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	24,484
Oklahoma City Airport Trust,
5.000%, 07/01/2029 (Callable 07/01/2028)	250,000	260,310
Oklahoma Development Finance Authority,
5.000%, 08/15/2032 (Callable 08/15/2025)	250,000	253,931
Tulsa Industrial Authority,
5.000%, 10/01/2023	25,000	24,987
Total Oklahoma (Cost $885,166)		809,822	1.5%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (5)	100,000	104,235
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	164,385
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	51,371
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)	500,000	474,654
Yamhill County Hospital Authority,
1.750%, 11/15/2026 (Callable 10/21/2022)	145,000	132,528
Total Oregon (Cost $985,401)		927,173	1.7%

Pennsylvania
Allegheny County Airport Authority,
4.000%, 01/01/2056 (Callable 01/01/2031)(Insured by BAM)	500,000	410,709
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	135,000	128,479
City of Philadelphia PA,
5.000%, 08/01/2030 (Callable 08/01/2027)(Insured by AGM)	500,000	529,385
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)	250,000	249,987
Delaware County Authority,
4.000%, 10/01/2022	90,000	90,000
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	412,137
Lancaster County Hospital Authority,
5.000%, 11/01/2040 (Callable 11/01/2029)	275,000	277,155
Mckeesport Area School District,
0.000%, 10/01/2033 (Insured by AGM)	400,000	235,706
Pennsylvania Economic Development Financing Authority,
5.000%, 06/30/2042 (Callable 06/30/2026)	300,000	288,355
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	25,674
5.000%, 07/01/2035 (Callable 07/01/2026)	150,000	140,956
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	75,000	70,456
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	41,478
Philadelphia Authority for Industrial Development,
5.000%, 06/15/2032 (Callable 06/15/2030)	340,000	325,356
Reading School District,
0.000%, 01/15/2029 (Insured by NATL)	100,000	75,810
Ridley School District,
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)	100,000	96,722
Sayre Health Care Facilities Authority,
2.895%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 10/31/2022) (2)	165,000	159,715
State Public School Building Authority,
0.000%, 05/15/2030 (Insured by NATL)	200,000	144,357
Total Pennsylvania (Cost $4,028,209)		3,702,437	6.7%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
4.750%, 07/01/2053 (Callable 07/01/2028)	300,000	256,218
Total Puerto Rico (Cost $292,860)		256,218	0.5%

Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	410,000	413,454
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	120,572
Total Rhode Island (Cost $562,142)		534,026	1.0%

South Carolina
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	65,000	65,139
Scago Educational Facilities Corp. for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	93,219
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	94,150
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	152,760
Spartanburg County School District No. 7,
5.000%, 03/01/2037 (Callable 03/01/2029)(Insured by SCSDE)	150,000	159,793
Town of Lexington SC,
4.000%, 04/01/2032 (Callable 04/01/2029)	100,000	100,246
Total South Carolina (Cost $729,350)		665,307	1.2%

South Dakota
City of Rapid City SD:
5.000%, 12/01/2026	220,000	224,089
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	112,062
Total South Dakota (Cost $360,626)		336,151	0.6%

Tennessee
Chattanooga Health Educational & Housing Facility Board,
5.000%, 08/01/2033 (Callable 08/01/2029)	250,000	252,587
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	125,000	122,510
Tennessee Housing Development Agency,
3.850%, 07/01/2043 (Callable 07/01/2027)	225,000	215,285
Total Tennessee (Cost $631,597)		590,382	1.1%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	122,140
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)	440,000	413,207
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	100,771
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030)(County Guaranteed) (5)	55,000	47,309
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	15,000	14,815
City of Alvin TX,
4.000%, 02/01/2042 (Callable 02/01/2031)(Insured by AGM)	310,000	280,083
City of Arlington TX,
5.000%, 02/15/2031 (Callable 02/15/2028)(Insured by BAM)	500,000	529,729
City of Brownsville TX,
5.000%, 09/01/2033 (Callable 09/01/2031)(Insured by BAM)	150,000	160,857
City of Magnolia TX,
5.700%, 09/01/2046 (3)	50,000	46,246
Clifton Higher Education Finance Corp.,
5.750%, 08/15/2038 (Callable 08/15/2025)	10,000	10,099
County of Tom Green TX,
3.750%, 02/01/2038 (Callable 02/01/2025)	200,000	180,150
Far North Fort Worth Municipal Utility District No. 1,
4.000%, 09/01/2037 (Callable 10/01/2029)(Insured by BAM) (6)	350,000	317,881
Green Valley Special Utility District,
4.000%, 09/15/2037 (Callable 09/15/2031)(Insured by BAM)	500,000	435,677
Gulfgate Redevelopment Authority,
4.000%, 09/01/2031 (Callable 09/01/2030)(Insured by AGM)	170,000	171,666
Harris County Cultural Education Facilities Finance Corp.,
3.020%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	40,000	39,873
Harris County-Houston Sports Authority,
0.000%, 11/15/2025 (Insured by NATL)	500,000	429,569
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by AGM)	500,000	459,817
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	76,510
Martin County Hospital District,
4.000%, 04/01/2036 (Callable 04/01/2030)	450,000	422,564
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	68,777
North Texas Tollway Authority,
4.125%, 01/01/2040 (Callable 01/01/2032) (6)	200,000	186,803
Northwest Harris County Municipal Utility District No. 5,
2.500%, 05/01/2028 (Callable 05/01/2024)(Insured by BAM)	350,000	321,915
Tarrant County Cultural Education Facilities Finance Corp.,
2.250%, 11/15/2025	150,000	142,528
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	75,000	77,924
Texas Municipal Gas Acquisition and Supply Corp. II,
3.076%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	220,000	213,484
Total Texas (Cost $5,734,981)		5,270,394	9.6%

Utah
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	215,146
Total Utah (Cost $243,951)		215,146	0.4%

Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	150,000	151,878
Total Virginia (Cost $179,103)		151,878	0.3%

Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)	200,000	193,909
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	149,567
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)	300,000	271,302
5.500%, 08/01/2047 (Callable 08/01/2032)	250,000	258,665
Washington Health Care Facilities Authority:
3.850%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	90,000	90,453
5.000%, 08/15/2037 (Callable 02/15/2028)	300,000	307,776
5.000%, 10/01/2038 (Callable 04/01/2025)	300,000	304,510
Washington State Housing Finance Commission,
3.500%, 12/20/2035	490,446	416,209
Total Washington (Cost $2,185,968)		1,992,391	3.6%

Wisconsin
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	500,000	510,424
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	70,463
Public Finance Authority:
5.000%, 10/01/2023 (3)	75,000	75,050
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	248,363
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	150,000	154,646
Wisconsin Center District,
0.000%, 12/15/2030 (Insured by AGM)	450,000	317,703
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2039 (Callable 08/15/2024)	100,000	100,462
Wisconsin Housing & Economic Development Authority,
3.500%, 07/01/2025 (Insured by HUD) (3)	50,000	47,120
Total Wisconsin (Cost $1,649,886)		1,524,231	2.8%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	102,630
Total Wyoming (Cost $107,886)		102,630	0.2%
Total Long-Term Investments (Cost $58,655,338)		54,356,336	98.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 2.04% (4)	791,136	791,136
Total Short-Term Investment (Cost $791,136)		791,136	1.4%
Total Investments (Cost $59,446,474)		55,147,472	100.3%
Liabilities in Excess of Other Assets		(178,145)	(0.3)%
TOTAL NET ASSETS		$54,969,327	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding

CPI YOY	Consumer Price Index - Year-Over-Year
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $2,425,671, which represented 4.41% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$54,356,336	$–	$54,356,336
Total Long-Term Investments	–	54,356,336	–	54,356,336
Short-Term Investment
Money Market Mutual Fund	791,136	–	–	791,136
Total Short-Term Investment	791,136	–	–	791,136
Total Investments	$791,136	$54,356,336	$–	$55,147,472

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.